RELATED PARTY BALANCES AND TRANSACTIONS - Balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Amounts due from related parties, current:
Amounts due from related parties	$ 2,663		$ 8,605
Amounts due from related parties, non-current:
Amount due from related parties, non-current	2,019		2,951
Amount due to related parties, current:
Amounts due to related parties	2,477	¥ 2,477	3,475	¥ 3,475
Related Party
Amounts due from related parties, non-current:
Total	4,682		11,556
Related Party | Xiaomi Communication Technology Co. Ltd.("Xiaomi Communication")
Amounts due from related parties, current:
Amounts due from related parties	497		4,984
Amount due to related parties, current:
Amounts due to related parties | ¥				294
Related Party | Whale Microelectronics Co., Ltd
Amounts due from related parties, current:
Amounts due from related parties	1,563		2,266
Amounts due from related parties, non-current:
Amount due from related parties, non-current	1,052		2,008
Amount due to related parties, current:
Amounts due to related parties	1,603		1,641
Related Party | Field Medical
Amounts due from related parties, current:
Amounts due from related parties	603		601
Related Party | Xiaomi Technology Co. Ltd.
Amounts due from related parties, current:
Amounts due from related parties			396
Related Party | Xiaomi Technology Co. Ltd. ("Xiaomi Technology")
Amount due to related parties, current:
Amounts due to related parties | ¥		¥ 874		¥ 1,540
Related Party | Others
Amounts due from related parties, current:
Amounts due from related parties			358
Related Party | A vice president
Amounts due from related parties, non-current:
Amount due from related parties, non-current	$ 967		$ 943